Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends ($ per share)	$ 0.405	$ 0.30	$ 0.25